RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Available for Sale and Balance Sheet Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total Derivatives
Derivative Assets	$ 1,440	$ 705
Derivative Liabilities	(1,249)	(1,022)
Total Derivatives	191	(317)
Total trading activity
Total Derivatives
Derivative Assets	1,382	685
Derivative Liabilities	(1,201)	(837)
Total Derivatives	181	(152)
Cash Flow Hedges
Total Derivatives
Derivative Assets	12	0
Derivative Liabilities	(1)	(74)
Total Derivatives	11	(74)
Net Investment Hedges
Total Derivatives
Derivative Assets	10	8
Derivative Liabilities	0	(35)
Total Derivatives	10	(27)
Other current assets
Total Derivatives
Derivative Assets	1,285	614
Other current assets | Total trading activity
Total Derivatives
Derivative Assets	1,266	608
Other current assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	9	0
Other current assets | Net Investment Hedges
Total Derivatives
Derivative Assets	10	6
Other current assets | Commodities
Total Derivatives
Derivative Assets	1,204	597
Other current assets | Commodities | Commodities
Total Derivatives
Derivative Assets	1,195	597
Other current assets | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Assets	9	0
Other current assets | Commodities | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange
Total Derivatives
Derivative Assets	81	17
Other current assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets	71	11
Other current assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other current assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets	10	6
Other long-term assets
Total Derivatives
Derivative Assets	155	91
Other long-term assets | Total trading activity
Total Derivatives
Derivative Assets	116	77
Other long-term assets | Cash Flow Hedges
Total Derivatives
Derivative Assets	3	0
Other long-term assets | Net Investment Hedges
Total Derivatives
Derivative Assets	0	2
Other long-term assets | Commodities
Total Derivatives
Derivative Assets	89	62
Other long-term assets | Commodities | Commodities
Total Derivatives
Derivative Assets	86	62
Other long-term assets | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Assets	3	0
Other long-term assets | Commodities | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Foreign exchange
Total Derivatives
Derivative Assets	30	17
Other long-term assets | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Assets	30	15
Other long-term assets | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Assets	0	2
Other long-term assets | Interest rate
Total Derivatives
Derivative Assets	36	12
Other long-term assets | Interest rate | Interest rate
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Assets	0	0
Other long-term assets | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Assets	0	0
Accounts payable and other
Total Derivatives
Derivative Liabilities	(1,143)	(871)
Accounts payable and other | Total trading activity
Total Derivatives
Derivative Liabilities	(1,124)	(742)
Accounts payable and other | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(1)	(72)
Accounts payable and other | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	(31)
Accounts payable and other | Commodities
Total Derivatives
Derivative Liabilities	(1,111)	(656)
Accounts payable and other | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(1,110)	(584)
Accounts payable and other | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	(1)	(72)
Accounts payable and other | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange
Total Derivatives
Derivative Liabilities	(14)	(189)
Accounts payable and other | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities	(14)	(158)
Accounts payable and other | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	(31)
Accounts payable and other | Interest rate
Total Derivatives
Derivative Liabilities	(18)	(26)
Accounts payable and other | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Accounts payable and other | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities
Total Derivatives
Derivative Liabilities	(106)	(151)
Other long-term liabilities | Total trading activity
Total Derivatives
Derivative Liabilities	(77)	(95)
Other long-term liabilities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	(2)
Other long-term liabilities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	(4)
Other long-term liabilities | Commodities
Total Derivatives
Derivative Liabilities	(75)	(77)
Other long-term liabilities | Commodities | Commodities
Total Derivatives
Derivative Liabilities	(75)	(75)
Other long-term liabilities | Commodities | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	(2)
Other long-term liabilities | Commodities | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange
Total Derivatives
Derivative Liabilities	(2)	(24)
Other long-term liabilities | Foreign exchange | Foreign exchange
Total Derivatives
Derivative Liabilities	(2)	(20)
Other long-term liabilities | Foreign exchange | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Foreign exchange | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	(4)
Other long-term liabilities | Interest rate
Total Derivatives
Derivative Liabilities	(29)	(50)
Other long-term liabilities | Interest rate | Interest rate
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Interest rate | Cash Flow Hedges
Total Derivatives
Derivative Liabilities	0	0
Other long-term liabilities | Interest rate | Net Investment Hedges
Total Derivatives
Derivative Liabilities	0	0
LMCI Restricted Investments
Fair value
Fair value of equity securities	883	749
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized gains (losses)	190	(244)	$ 45
Net realized (losses)/ gains	(34)	(32)	3
Other Restricted Investments
Fair value
Fair value of equity securities	0	0
Gain (Loss) on Investments, Realized and Unrealized
Net unrealized gains (losses)	13	(7)	(2)
Net realized (losses)/ gains	0	0	$ 0
Fixed income securities | LMCI Restricted Investments
Fair value
Maturing within 1 year	1	0
Maturing within 1-5 years	8	0
Maturing within 5-10 years	1,340	1,153
Maturing after 10 years	102	77
Fair value of securities	2,334	1,979
Fixed income securities | Other Restricted Investments
Fair value
Maturing within 1 year	35	54
Maturing within 1-5 years	291	106
Maturing within 5-10 years	0	0
Maturing after 10 years	0	0
Fair value of securities	$ 326	$ 160